Six Circles Tax Aware Intermediate Duration Fund Expense Example - Six Circles Tax Aware Intermediate Duration Fund - Six Circles Tax Aware Ultra Short Duration Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 369